Estimates, Significant Accounting Policies and Balance Sheet Detail (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Shipping and handling costs	$ 25	$ 40	$ 43